CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Nov. 01, 2014	Aug. 02, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Current assets:
Cash and equivalents	$ 194		$ 239	$ 73		$ 56	$ 371	$ 319
Merchandise inventories	1,116		901	1,119		862
Prepaid expenses and other	99		95	99		86
Deferred income taxes	37		39	38		37
Income tax receivables	42		2	20		3
Total current assets	1,488		1,276	1,349		1,044
Property and equipment, at cost	1,546		1,600	1,570		1,502
Less accumulated depreciation and amortization	(1,169)		(1,242)	(1,217)		(1,164)
Property and equipment, net	377		358	353		338
Goodwill	94		94	94		94
Debt issuance costs, net of accumulated amortization	46		52	53		46
Deferred income taxes	24		28	29		30
Other assets	1		3	2		3
Total assets	2,030		1,811	1,880		1,555	1,838
Current liabilities:
Accounts payable	504		368	467		263
Accrued liabilities and other	369		409	361		367
Share-based compensation liability				21		35
Current portion of long-term debt	205		16	203		150
Dividend payable			2
Deferred income taxes			1	4		4
Income taxes payable	1		30			37
Total current liabilities	1,079		826	1,056		856
Long-term debt	3,131		3,678	3,678		2,891
Deferred income taxes	1		2	2		2
Share-based compensation liability				28		27
Other liabilities	88		87	86		83
Total liabilities	4,299		4,593	4,850		3,859
Commitments and contingencies
Commitments and contingencies Stockholders' deficit:
Common stock, $0.06775 par value, 350 million shares authorized; 204 million shares issued and outstanding at November 1, 2014, 175 million shares issued and outstanding at February 1, 2014, and 175 million shares issued and outstanding at November 2, 2013	14		12	12		12
Additional paid-in capital	549		94	32		37
Accumulated deficit	(2,830)		(2,888)	(3,018)		(2,359)
Accumulated other comprehensive (loss) income	(2)	1		4	4	6	6	7
Total stockholders' deficit	(2,269)		(2,782)	(2,970)		(2,304)	(2,501)	(2,654)
Total liabilities and stockholders' deficit	$ 2,030		$ 1,811	$ 1,880		$ 1,555